Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (352,692)	$ (471,189)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	724	807
Trophy Bingo amortization	120,503
Changes in operating assets and liabilities:
Accounts receivable	(148,682)	205,197
Prepaid expenses	28,258	161,703
Security deposits	368	239
Accounts payable and accrued liabilities	52,898	28,371
Net cash used in operating activities	(298,623)	(74,872)
Cash flows from investing activities:
Acquisition of equipment	(3,329)	(1,583)
Software development	(51,701)	(248,552)
Net cash used in investing activities	(55,030)	(250,135)
Cash flows from financing activities:
Private placement	700,000
Net cash provided by financing activities	700,000
Change in cash	346,347	(325,007)
Cash, beginning of period	491,203	876,004
Cash, end of period	837,550	550,997
Supplementary information:
Interest paid
Income taxes paid
Non-cash financing activity
Non-cash investing activity